SHARE CAPITAL, ADDITIONAL PAID IN CAPITAL AND CONTRIBUTED SURPLUS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Class of Stock [Line Items]
Share capital			$ 545	$ 545
Shares issued (in shares)			54,520,325	54,520,325
Par value (in dollars per share)			$ 0.01	$ 0.01
Additional paid in capital			$ 904,268	$ 704,344
Contributed Surplus			$ 183,535	302,403
O 2025 Q1 dividends
Class of Stock [Line Items]
Common stock, dividends, per share, declared (USD per share)		$ 0.75
O 2024 Q4 dividends
Class of Stock [Line Items]
Common stock, dividends, per share, declared (USD per share)			$ 0.75
Contributed Surplus
Class of Stock [Line Items]
Adjustments to additional paid in capital, transfer from contributed surplus	$ (200,000)			200,000	$ (300,000)
Transfer arising from reduction in par value of issued shares				0	4,907
Additional paid in capital
Class of Stock [Line Items]
Adjustments to additional paid in capital, transfer from contributed surplus				$ 200,000	$ 300,000